Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices for Granting Certain Equity Awards

We do not have a practice to time stock option awards in coordination with the release of material non-public information, and we do not time the release of material non-public information to affect the value of executive compensation. Annual equity awards granted to our executive officers for purposes of Section 16 of the Exchange Act of 1934 (together, the Executive Grantees), other than the Chief Executive Officer (together, the Executive Grantees) and new hire awards for employees are generally determined and approved at pre-scheduled Compensation Committee meetings. The grant dates may coincide with these meeting dates or may be such other future date as agreed upon by the Compensation Committee. The Compensation Committee reviews and recommends annual equity awards for our Chief Executive Officer to our Board of

Directors for approval, which awards are generally approved by unanimous written consent to be effective as of the same date as the other Executive Grantees’ annual equity awards, although sometimes the effective date may differ, as, for example, in February 2025, when the Board of Directors approved the annual equity awards to our Chief Executive Officer at its regularly scheduled meeting concurrently with its approval of the repricing of certain of our Chief Executive Officer’s options, as described below.

The Compensation Committee may sometimes approve the grant of equity awards to Executive Grantees (other than our Chief Executive Officer) and other employees and consultants in advance of its next scheduled meeting, in connection with certain new hires and other circumstances, either at a special meeting or by unanimous written consent where the Compensation Committee deems it appropriate to make such grants. Annual equity awards made to employees that are not Executive Grantees generally are approved by our Management Equity Award Committee (MEAC), comprised solely of our Chief Executive Officer, acting pursuant to authority delegated to him by the Compensation Committee. Awards to our non-employee directors are granted automatically pursuant to our outside director compensation policy. All stock options are granted with an exercise price that is not less than the closing price of our common stock on The Nasdaq Global Select Market on the grant date.

During the year ended December 31, 2025, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation and none of our named executive officers were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.

Award Timing Method

We do not have a practice to time stock option awards in coordination with the release of material non-public information, and we do not time the release of material non-public information to affect the value of executive compensation. Annual equity awards granted to our executive officers for purposes of Section 16 of the Exchange Act of 1934 (together, the Executive Grantees), other than the Chief Executive Officer (together, the Executive Grantees) and new hire awards for employees are generally determined and approved at pre-scheduled Compensation Committee meetings. The grant dates may coincide with these meeting dates or may be such other future date as agreed upon by the Compensation Committee. The Compensation Committee reviews and recommends annual equity awards for our Chief Executive Officer to our Board of

Directors for approval, which awards are generally approved by unanimous written consent to be effective as of the same date as the other Executive Grantees’ annual equity awards, although sometimes the effective date may differ, as, for example, in February 2025, when the Board of Directors approved the annual equity awards to our Chief Executive Officer at its regularly scheduled meeting concurrently with its approval of the repricing of certain of our Chief Executive Officer’s options, as described below.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false